Derivative Financial Instruments - Derivative Adjustments (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Other Noninterest Income
Derivative [Line Items]
Gain (Loss) on Hedging Activity	$ 9
Gain Loss on Derivative Instruments Mark to Market	(8)
Other Noninterest Income
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 1